Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Drill Rigs Senior Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 357,431	$ 666,000
Debt instrument - carrying value, net of financing fees	601,845	788,224
$1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	427,168	0
Debt instrument - carrying value, net of financing fees	1,814,746	1,825,671
1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	628,242	0
Debt instrument - carrying value, net of financing fees	1,257,484	1,266,341
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	100,367	380,000
Debt instrument - carrying value, net of financing fees	226,655	$ 492,214
$120.0 million Loan from Affiliate
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 78,306
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR